Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Distribution declared

On January 27, 2015, the Company declared a distribution for the fourth quarter of 2014 of $0.5675 per unit, which was paid on February 13, 2015 to unitholders of record on February 6, 2015.

Amendment and extension of the West Vencedor loan agreement
On April 14, 2015 the related party loan agreement with Seadrill for the West Vencedor was amended with a new maturity date of June 25, 2018. Prior to the extension and amendment of the loan agreement for the West Vencedor the remaining balance of the loan was due in 2015. Under the extension associated with the amendment, the loan will bear interest at a rate equal to LIBOR plus a margin of 2.25%, and provide for a guarantee fee of 1.4% and a balloon payment of $20.6 million amount due at maturity. Repayments of principal of $4.1 million will be due quarterly.
Subsequent to the amendment the portion of the loan due within 12 months of the balance sheet date is equal to $20.6 million while the long-term portion is equal to $57.6 million. Accordingly the Company's balance sheet as at December 31, 2014 has been conformed to reflect this revised profile.
The extension of the maturity date of the loan was granted in return for additional security which includes pledging the West Vencedor, as well as the assignment of earnings and insurances.

Notice of termination for the West Sirius contract and extension of the West Capricorn contract
On March 30, 2015 the Company received a notice of termination from BP Exploration & Production Inc. ("BP") for the contract for the West Sirius which will be effective after having completed the current well and demobilization, which the Company estimates to be by early May 2015.
Commencing April 1, 2015, the dayrate and term for the West Sirius and West Capricorn contracts were swapped. The West Sirius dayrate was decreased by $40,000 per day and the term was decreased by two years to expire in July 2017 while the dayrate for the West Capricorn was increased by $40,000 per day and the term was extended by two years to expire in July 2019. Amortized payments from BP for the West Capricorn for items such as mobilization and upgrades will continue on the original schedule ending in July 2017.  In accordance with the cancellation provisions in the West Sirius contract, the Company will receive payments of up to $297,000 per day from BP over the remaining contract term, now expiring in July 2017.